Financial assets measured at fair value through profit or loss (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	$ 95,479	$ 74,157
Equity investments [member] | DHT Holdings Inc
Disclosure of detailed information about financial instruments [line items]
Current financial assets at fair value through profit or loss	$ 95,500	$ 74,200
Weighted average share price (in dollars per share)	$ 10.67
Number of shares in entity held by entity or by its subsidiaries or associates	8,832,480
Number of shares sold in entity held by entity or by its subsidiaries or associates	3,445,218
Number of shares purchased in entity held by entity or by its subsidiaries or associates	4,295,218
Dividend income	$ 3,600
Percentage of voting equity interests acquired	5.50%
Sale of Equity Securities, Average Price Per Share	$ 12.05